Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2018
Current assets:
Cash	$ 85,485		$ 1,017,406	$ 1,017,406
Prepaid expenses	132,432		105,838
Total current assets	217,917		1,123,244
Cash and marketable securities held in trust	500,010,358		500,078,624
Total assets	500,228,275		501,201,868
Current liabilities:
Accounts payable and accrued liabilities	113,018		127,450
Total current liabilities	113,018		127,450
Deferred underwriting commissions	17,500,000		17,500,000
Warrant derivative liability	74,840,000		55,720,000
Total liabilities	92,453,018		73,347,450
Commitments and contingencies
Class A common stock subject to possible redemption, 43,355,173 and 42,278,793 shares, respectively, at redemption value of $10.00	500,000,000		422,854,408
Stockholder's Equity:
Preferred stock, $0.0001 par value, 1,000,000 authorized, no shares issued or outstanding
Additional paid-in capital			33,888,383	306
Total stockholders' equity	(92,224,743)	$ 5,000,010	5,000,010		$ 0
Total liabilities and stockholders' equity	500,228,275		501,201,868
Class A common stock
Stockholder's Equity:
Common stock			772
Accumulated deficit	(92,225,993)		(28,890,395)
Class B common stock
Stockholder's Equity:
Common stock	1,250		1,250	694
Subscription notes receivable, affiliates				$ (1,000)
Total stockholders' equity	$ (92,224,743)		$ 5,000,010